UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	4101 Lake Boone Trail, Suite 218
		Raleigh, NC 27607

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Member
Phone:		919-573-4124

Signature,			Place,					and Date of Signing
John M. Day			Raleigh, North Carolina		November 14, 2008

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  10
Form 13F Information Table Value Total: $202,712

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP   (X$1000) PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE      SHARED  NONE

CVS Corp                            COM   126650100  $34,627 1,028,736 SH      SOLE                   1,028,736       0     0
Equifax Inc                         COM   294429105  $14,460   419,734 SH      SOLE                     419,734       0     0
General Mls Inc                     COM   370334104  $21,140   307,630 SH      SOLE                     307,630       0     0
HJ Heinz Co                         COM   423074103  $14,088   281,925 SH      SOLE                     281,925       0     0
Kraft Foods Inc-A                   CLA  50075N104   $15,448   471,698 SH      SOLE                     471,698       0     0
Lender Processing Svcs In           COM  52602E102   $17,784   582,705 SH      SOLE                     582,705       0     0
Mastercard Incorporated             CLA  57636Q104   $25,252   142,400 SH      SOLE                     142,400       0     0
Staples Inc                         COM   855030102  $22,628 1,005,710 SH      SOLE                   1,005,710       0     0
Sysco Corp                          COM   871829107  $15,019   487,151 SH      SOLE                     487,151       0     0
Visa Inc                        COM CLA  92826C839   $22,266   362,700 SH      SOLE                     362,700       0     0
